Long-Term Debt (Details) - Term Loan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2023
Long-Term Debt [Line Items]
Term loan agreement (in Dollars)	$ 4.1
Interest rate, percentage		2.20%
One-year savings account plus [Member]
Long-Term Debt [Line Items]
Floating interest rate	0.43%
Two-year savings account plus [Member]
Long-Term Debt [Line Items]
Floating interest rate	0.61%
Remaining-year savings account plus [Member]
Long-Term Debt [Line Items]
Floating interest rate	1.80%